                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   9/30/99
                                               ----------------

Check here if Amendment [  ] ; Amendment Number:
                                                 --------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings
                                       entries.

Institutional Investment Manager Filing this Report:

 Name:         Fort Washington Investment Advisors, Inc.
               -----------------------------------------
 Address:      420 East Fourth Street
               ----------------------
               Cincinnati, 0H 45202
               --------------------

Form 13F File Number: 28-5330
                      -------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:    William F. Ledwin
          -----------------
 Title:   President
          -----------------
 Phone:   (513) 361-7610
          -----------------

Signature, Place, and Date of Signing:

/s/ William F. Ledwin         Cincinnati, Ohio                11/11/99
-----------------------       -------------------            -----------
[Signature]                   [City, State]                  [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:
  [If there are no entries in this list, omit this section.]

             Form 13F File Number       Name
             28-
                -------                 -----------------------------------

                                13F Summary Page


Report Summary:

Number of Other Included Managers:        None
                                  -------      -------

Form 13F Information Table Entry Total:     50,124,141
                                       -------------------

Form 13F Information Table Value Total:    1,795,055,833
                                       -------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)


        No.        Form 13F File Number       None

        ________   28-_____________           ____________
        (Repeat as necessary)


          PAGE 1 OF 5     FORM 13F      NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.
                                                                                                               (SEC Use Only)


----------------------------------------------------------------------------------------------------------------------------
                                                                 Item 4:          Item 5:          Item 6:
        Item 1:                Item 2:           Item 3:           Fair          Shares or    Investment Discretion
                                                                                           ---------------------------   Item 7:
     Name of Issuer            Title of           CUSIP           Market         Principal  (a)  (b) Shared    (c)       Managers

                                Class            Number           Value           Amount   sole  as Defined   Shared  See Instr. V.
                                                                                                 in Instr. V.  Other
-----------------------------------------------------------------------------------------------------------------------------------
Global Crossing LTD              com            G3921A100        22,425,850       846,265   X
-----------------------------------------------------------------------------------------------------------------------------------
A T & T Corp                     com            001957109         3,624,159        83,317   X
-----------------------------------------------------------------------------------------------------------------------------------
AT&T Corp-Liberty Media     com Lib Grp A       001957208         5,683,738       152,330   X
-----------------------------------------------------------------------------------------------------------------------------------
AXA Financial Inc.               com            002451102        18,821,928       337,235   X
-----------------------------------------------------------------------------------------------------------------------------------
Abbott Labs, Inc.                com            002824100        18,601,773       507,033   X
-----------------------------------------------------------------------------------------------------------------------------------
Aetna, Inc.                      com            008117103         8,736,211       177,385   X
-----------------------------------------------------------------------------------------------------------------------------------
Albertson's Inc.                 com            013104104        19,230,817       486,099   X
-----------------------------------------------------------------------------------------------------------------------------------
Alliant Energy Corp.             com            018802108         1,011,978        36,550   X
-----------------------------------------------------------------------------------------------------------------------------------
Alliedsignal                     com            019512102        13,125,413       218,985   X
-----------------------------------------------------------------------------------------------------------------------------------
Alltel Corp                      com            020039103        25,822,347       366,925   X
-----------------------------------------------------------------------------------------------------------------------------------
American Intl. Group             com            026874107         4,333,573        49,847   X
-----------------------------------------------------------------------------------------------------------------------------------
Amgen Inc.                       com            031162100        14,220,527       174,485   X
-----------------------------------------------------------------------------------------------------------------------------------
Aon Corporation                  com            037389103         1,350,622        45,688   X
-----------------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.          com            038222105         8,602,725       110,735   X
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America                  com            060505104           258,947         4,650   X
-----------------------------------------------------------------------------------------------------------------------------------
Bank of New York Inc.            com            064057102           131,610         3,936   X
-----------------------------------------------------------------------------------------------------------------------------------
Bank of New York Inc.            com            064057102        58,113,840     1,737,984            X                     1
-----------------------------------------------------------------------------------------------------------------------------------
Bank One Corp.                   com            06423A103        15,358,161       441,173   X
-----------------------------------------------------------------------------------------------------------------------------------
Bank of Rhode Island             com            064576101         1,549,125       153,000   X
-----------------------------------------------------------------------------------------------------------------------------------
Becton Dickinson & Co.           com            075887109        15,484,607       551,790   X
-----------------------------------------------------------------------------------------------------------------------------------
Bell Atlantic Corp.              com            077853109        17,842,681       265,076   X
-----------------------------------------------------------------------------------------------------------------------------------
Bristol Myers Squibb             com            110122108           365,175         5,410   X
-----------------------------------------------------------------------------------------------------------------------------------
Burlington Resources             com            122014103           791,962        21,550   X
-----------------------------------------------------------------------------------------------------------------------------------
CK Witco Corp.                   com            12562C108           432,652        29,100   X
-----------------------------------------------------------------------------------------------------------------------------------
CMGI Inc                         com            125750109         2,858,725        27,890   X
-----------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.                 com            125896100        12,253,983       361,075   X
-----------------------------------------------------------------------------------------------------------------------------------
Cardinal Health                  com            14149Y108           440,087         8,075   X
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                                  291,473,216
-----------------------------------------------------------------------------------------------------------------------------------


-------------------------   ---------------------------------------

        Item 1:                                Item 8:
                                         Voting Authority
     Name of Issuer                           Shares
                            ---------------------------------------
                                (a) Sole        (b)        (c)
                                               Shared      None
------------------------------------------------------------------
Global Crossing LTD                 846,265
------------------------------------------------------------------
A T & T Corp                         83,317
------------------------------------------------------------------
AT&T Corp-Liberty Media             152,330
------------------------------------------------------------------
AXA Financial Inc.                  337,235
------------------------------------------------------------------
Abbott Labs, Inc.                   507,033
------------------------------------------------------------------
Aetna, Inc.                         177,385
------------------------------------------------------------------
Albertson's Inc.                    486,099
------------------------------------------------------------------
Alliant Energy Corp.                 36,550
------------------------------------------------------------------
Alliedsignal                        218,985
------------------------------------------------------------------
Alltel Corp                         366,925
------------------------------------------------------------------
American Intl. Group                 49,847
------------------------------------------------------------------
Amgen Inc.                          174,485
------------------------------------------------------------------
Aon Corporation                      45,688
------------------------------------------------------------------
Applied Materials, Inc.             110,735
------------------------------------------------------------------
Bank of America                       4,650
------------------------------------------------------------------
Bank of New York Inc.                 3,936
------------------------------------------------------------------
Bank of New York Inc.                            1,737,984
------------------------------------------------------------------
Bank One Corp.                      441,173
------------------------------------------------------------------
Bank of Rhode Island                153,000
------------------------------------------------------------------
Becton Dickinson & Co.              551,790
------------------------------------------------------------------
Bell Atlantic Corp.                 265,076
------------------------------------------------------------------
Bristol Myers Squibb                  5,410
------------------------------------------------------------------
Burlington Resources                 21,550
------------------------------------------------------------------
CK Witco Corp.                       29,100
------------------------------------------------------------------
CMGI Inc                             27,890
------------------------------------------------------------------
CMS Energy Corp.                    361,075
------------------------------------------------------------------
Cardinal Health                       8,075
------------------------------------------------------------------
COLUMN TOTALS:
------------------------------------------------------------------

          PAGE 2 OF 5     FORM 13F      NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.

                                                                                                          (SEC Use Only)

----------------------------------------------------------------------------------------------------------------------------
                                                                 Item 4:          Item 5:          Item 6:
        Item 1:                Item 2:           Item 3:           Fair          Shares or    Investment Discretion
                                                                                           ---------------------------   Item 7:
     Name of Issuer            Title of           CUSIP           Market         Principal  (a)  (b) Shared    (c)       Managers

                                Class            Number           Value           Amount   sole  as Defined   Shared  See Instr. V.
                                                                                                 in Instr. V.  Other
-----------------------------------------------------------------------------------------------------------------------------------
Ceridian Corporation             com            15677T106        18,230,639       732,890   X
-----------------------------------------------------------------------------------------------------------------------------------
Checkfree Corporation            com            162816102         1,439,375        35,000            X                     1
-----------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                    com            166751107         1,430,650        16,120   X
-----------------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc.            com            171870108           453,865        23,350   X
-----------------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc.            com            171870108        28,645,316     1,473,714            X                     1
-----------------------------------------------------------------------------------------------------------------------------------
Cincinnati Financial             com            172062101         1,575,449        41,987   X
-----------------------------------------------------------------------------------------------------------------------------------
Cincinnati Financial             com            172062101       129,885,185     3,460,721            X                     1
-----------------------------------------------------------------------------------------------------------------------------------
Cincinnati Financial       sr cv db 5.5%02      172062AB7         8,959,775     3,410,000   X
-----------------------------------------------------------------------------------------------------------------------------------
Cinergy Corporation              com            172474108         4,280,850       151,200   X
-----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems Inc.               com            17275R102         2,336,267        34,075   X
-----------------------------------------------------------------------------------------------------------------------------------
Cintas Corporation               com            172908105           449,203         7,770   X
-----------------------------------------------------------------------------------------------------------------------------------
Cintas Corporation               com            172908105        63,252,656     1,094,100            X                     1
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup                        com            172967101        21,538,550       489,520   X
-----------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Enterprises Inc        com            191219104           674,619        29,900   X
-----------------------------------------------------------------------------------------------------------------------------------
Computer Sciences Corp           com            205363104           411,328         5,850   X
-----------------------------------------------------------------------------------------------------------------------------------
Compuware Corp.                  com            205638109        25,277,888       969,895   X
-----------------------------------------------------------------------------------------------------------------------------------
Conoco, Inc. - CL A              cl a           208251306        20,772,262       748,550   X
-----------------------------------------------------------------------------------------------------------------------------------
Consolidated Stores Corp.        com            210149100         9,751,625       442,000   X
-----------------------------------------------------------------------------------------------------------------------------------
Convergys Corporation            com            212485106        29,197,959     1,473,714            X                     1
-----------------------------------------------------------------------------------------------------------------------------------
Costco Wholesale  New            com            22160K105         2,649,600        36,800   X
-----------------------------------------------------------------------------------------------------------------------------------
Dayton Hudson                    com            239753106           249,259         4,150   X
-----------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                  com            254687106           275,600        10,600   X
-----------------------------------------------------------------------------------------------------------------------------------
Elan Corp. PLC                   ADR            284131208         4,337,215       129,228   X
-----------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.             com            291011104         1,658,040        26,240   X
-----------------------------------------------------------------------------------------------------------------------------------
Fed'l Home Loan Mtge             com            313400301           981,760        18,880   X
-----------------------------------------------------------------------------------------------------------------------------------
Fed National Mtg Assoc.          com            313586109        19,617,426       312,940   X
-----------------------------------------------------------------------------------------------------------------------------------
Federated Dept Stores            com            31410H101        13,845,224       316,916   X
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                                  412,177,585
-----------------------------------------------------------------------------------------------------------------------------------

-------------------------    ---------------------------------------

        Item 1:                                 Item 8:
                                          Voting Authority
     Name of Issuer                            Shares
                             ---------------------------------------
                                 (a) Sole        (b)        (c)
                                                Shared      None
-------------------------------------------------------------------
Ceridian Corporation                732,890
------------------------------------------------------------------
Checkfree Corporation                               35,000
------------------------------------------------------------------
Chevron Corp.                        16,120
------------------------------------------------------------------
Cincinnati Bell, Inc.                23,350
------------------------------------------------------------------
Cincinnati Bell, Inc.                            1,473,714
------------------------------------------------------------------
Cincinnati Financial                 41,987
------------------------------------------------------------------
Cincinnati Financial                             3,460,721
------------------------------------------------------------------
Cincinnati Financial              3,410,000
------------------------------------------------------------------
Cinergy Corporation                 151,200
------------------------------------------------------------------
Cisco Systems Inc.                   34,075
------------------------------------------------------------------
Cintas Corporation                    7,770
------------------------------------------------------------------
Cintas Corporation                               1,094,100
------------------------------------------------------------------
Citigroup                           489,520
------------------------------------------------------------------
Coca-Cola Enterprises Inc            29,900
------------------------------------------------------------------
Computer Sciences Corp                5,850
------------------------------------------------------------------
Compuware Corp.                     969,895
------------------------------------------------------------------
Conoco, Inc. - CL A                 748,550
------------------------------------------------------------------
Consolidated Stores Corp.           442,000
------------------------------------------------------------------
Convergys Corporation                            1,473,714
------------------------------------------------------------------
Costco Wholesale  New                36,800
------------------------------------------------------------------
Dayton Hudson                         4,150
------------------------------------------------------------------
Walt Disney Co.                      10,600
------------------------------------------------------------------
Elan Corp. PLC                      129,228
------------------------------------------------------------------
Emerson Electric Co.                 26,240
------------------------------------------------------------------
Fed'l Home Loan Mtge                 18,880
------------------------------------------------------------------
Fed National Mtg Assoc.             312,940
------------------------------------------------------------------
Federated Dept Stores               316,916
------------------------------------------------------------------
COLUMN TOTALS:
------------------------------------------------------------------

          PAGE 3 OF 5     FORM 13F      NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.

                                                                                                            (SEC Use Only)

----------------------------------------------------------------------------------------------------------------------------
                                                                 Item 4:          Item 5:          Item 6:
        Item 1:                Item 2:           Item 3:           Fair          Shares or    Investment Discretion
                                                                                           ---------------------------   Item 7:
     Name of Issuer            Title of           CUSIP           Market         Principal  (a)  (b) Shared    (c)       Managers

                                Class            Number           Value           Amount   sole  as Defined   Shared  See Instr. V.
                                                                                                 in Instr. V.  Other
-----------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp              com            316773100           396,094         6,513   X
-----------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp              com            316773100       136,498,815     2,243,432            X                     1
-----------------------------------------------------------------------------------------------------------------------------------
First American Corp.-Tenn        com            318900107         5,682,187       130,625   X
-----------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                 com            319963104         7,977,572       181,825   X
-----------------------------------------------------------------------------------------------------------------------------------
Firstar Corp.                    com            33763V109           115,312         4,500   X
-----------------------------------------------------------------------------------------------------------------------------------
Firstar Corp.                    com            33763V109       174,593,657     6,813,411            X                     1
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Co.             com            369604103        27,165,040       229,120   X
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Co.             com            369604103        13,990,375       118,000            X                     1
-----------------------------------------------------------------------------------------------------------------------------------
Gillette Co.                     com            375766102         1,639,724        48,317   X
-----------------------------------------------------------------------------------------------------------------------------------
HCR Manor Care                   com            404134108         9,613,828       559,350   X
-----------------------------------------------------------------------------------------------------------------------------------
Healthsouth Corp.                com            421924101         4,730,644       772,350   X
-----------------------------------------------------------------------------------------------------------------------------------
Hewlett Packard                  com            428236103           623,906         6,875   X
-----------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                 com            437076102         6,119,703        89,176   X
-----------------------------------------------------------------------------------------------------------------------------------
Household International          com            441815107         2,178,507        54,293   X
-----------------------------------------------------------------------------------------------------------------------------------
Hussmann International           com            448110106           336,600        19,800   X
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                      com            458140100        21,853,820       294,081   X
-----------------------------------------------------------------------------------------------------------------------------------
Int'l. Bus. Mach.                com            459200101         6,118,002        50,562   X
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                com            478160104           713,409         7,765   X
-----------------------------------------------------------------------------------------------------------------------------------
Kimberly Clark                   com            494368103        28,871,394       547,325   X
-----------------------------------------------------------------------------------------------------------------------------------
Lilly Eli & Co                   com            532457108         2,694,142        41,973   X
-----------------------------------------------------------------------------------------------------------------------------------
Lowe's Companies                 com            548661107         3,784,462        77,630   X
-----------------------------------------------------------------------------------------------------------------------------------
Luxottica Grp SPA           sponsored adr       55068R202         2,964,600       155,520   X
-----------------------------------------------------------------------------------------------------------------------------------
MCI Worldcom                     com            55268B106        22,394,741       311,578   X
-----------------------------------------------------------------------------------------------------------------------------------
Magna International              cl a           559222401        21,494,067       432,585   X
-----------------------------------------------------------------------------------------------------------------------------------
Masco Corp                       com            574599106        12,403,875       400,125   X
-----------------------------------------------------------------------------------------------------------------------------------
McCormick & Co.              com non vtg        579780206         1,220,006        36,900   X
-----------------------------------------------------------------------------------------------------------------------------------
McDonalds Corporation            com            580135101         4,281,923        99,004   X
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                                  520,456,405
-----------------------------------------------------------------------------------------------------------------------------------


-------------------------     ---------------------------------------

        Item 1:                                  Item 8:
                                           Voting Authority
     Name of Issuer                             Shares
                              ---------------------------------------
                                  (a) Sole        (b)        (c)
                                                 Shared      None
--------------------------------------------------------------------
Fifth Third Bancorp                   6,513
------------------------------------------------------------------
Fifth Third Bancorp                              2,243,432
------------------------------------------------------------------
First American Corp.-Tenn           130,625
------------------------------------------------------------------
First Data Corp.                    181,825
------------------------------------------------------------------
Firstar Corp.                         4,500
------------------------------------------------------------------
Firstar Corp.                                    6,813,411
------------------------------------------------------------------
General Electric Co.                229,120
------------------------------------------------------------------
General Electric Co.                               118,000
------------------------------------------------------------------
Gillette Co.                         48,317
------------------------------------------------------------------
HCR Manor Care                      559,350
------------------------------------------------------------------
Healthsouth Corp.                   772,350
------------------------------------------------------------------
Hewlett Packard                       6,875
------------------------------------------------------------------
Home Depot, Inc.                     89,176
------------------------------------------------------------------
Household International              54,293
------------------------------------------------------------------
Hussmann International               19,800
------------------------------------------------------------------
Intel Corp.                         294,081
------------------------------------------------------------------
Int'l. Bus. Mach.                    50,562
------------------------------------------------------------------
Johnson & Johnson                     7,765
------------------------------------------------------------------
Kimberly Clark                      547,325
------------------------------------------------------------------
Lilly Eli & Co                       41,973
------------------------------------------------------------------
Lowe's Companies                     77,630
------------------------------------------------------------------
Luxottica Grp SPA                   155,520
------------------------------------------------------------------
MCI Worldcom                        311,578
------------------------------------------------------------------
Magna International                 432,585
------------------------------------------------------------------
Masco Corp                          400,125
------------------------------------------------------------------
McCormick & Co.                      36,900
------------------------------------------------------------------
McDonalds Corporation                99,004
------------------------------------------------------------------
COLUMN TOTALS:
------------------------------------------------------------------

          PAGE 4 OF 5     FORM 13F      NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.
                                                                                                             (SEC Use Only)


----------------------------------------------------------------------------------------------------------------------------
                                                                 Item 4:          Item 5:          Item 6:
        Item 1:                Item 2:           Item 3:           Fair          Shares or    Investment Discretion
                                                                                           ---------------------------   Item 7:
     Name of Issuer            Title of           CUSIP           Market         Principal  (a)  (b) Shared    (c)       Managers

                                Class            Number           Value           Amount   sole  as Defined   Shared  See Instr. V.
                                                                                                 in Instr. V.  Other
-----------------------------------------------------------------------------------------------------------------------------------
Mead Corporation                 com            582834107        16,794,765       488,575   X
-----------------------------------------------------------------------------------------------------------------------------------
Mellon Bank                      com            585509102           242,100         7,200   X
-----------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                com            589331107        20,440,501       315,379   X
-----------------------------------------------------------------------------------------------------------------------------------
Micron Technology                com            595112103        23,609,162       355,025   X
-----------------------------------------------------------------------------------------------------------------------------------
Mobil Corporation                com            607059102        29,872,879       296,505   X
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter       com            617446448        11,407,260       127,902   X
-----------------------------------------------------------------------------------------------------------------------------------
Newell Rubbermaid new            com            651229106         3,218,280       112,675   X
-----------------------------------------------------------------------------------------------------------------------------------
Noble Affiliates                 com            654894104         1,852,056        63,864   X
-----------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp.            com            656569100        36,134,010       708,510   X
-----------------------------------------------------------------------------------------------------------------------------------
North Fork Bancorp               com            659424105        11,206,455       574,690   X
-----------------------------------------------------------------------------------------------------------------------------------
Office Depot                     com            676220106        10,450,282       995,265   X
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Casualty                    com            677240103           455,625        27,000   X
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Casualty                    com            677240103         5,609,250       332,400            X                     1
-----------------------------------------------------------------------------------------------------------------------------------
Online Resources & Comm          com            68273#103           989,065        71,284   X
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Systems Corp.             com            68389X105         2,659,088        58,442   X
-----------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                    com            713448108        21,827,233       715,648   X
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                      com            717081103         2,804,707        78,180   X
-----------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble                 com            742718109         8,377,313        89,358   X
-----------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble                 com            742718109       111,265,687     1,186,834            X                     1
-----------------------------------------------------------------------------------------------------------------------------------
Reliastar Finl                   com            75952U103        17,217,681       517,825   X
-----------------------------------------------------------------------------------------------------------------------------------
SBC Communications               com            78387G103        22,677,980       444,122   X
-----------------------------------------------------------------------------------------------------------------------------------
SLM Holding Corp.                com            78442A109        18,455,041       429,188   X
-----------------------------------------------------------------------------------------------------------------------------------
St. Paul Bancorp                 com            792848103           294,630        12,880   X
-----------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                com            806857108        13,043,128       209,318   X
-----------------------------------------------------------------------------------------------------------------------------------
Scripps E W Co. Ohio             Cl A           811054204           464,231         9,450   X
-----------------------------------------------------------------------------------------------------------------------------------
Smithkline Beecham PLC       adr rep ord        832378301           262,194         4,550   X
-----------------------------------------------------------------------------------------------------------------------------------
Skytel Comm., Inc.          pfd cv ex$2.25      83087Q302         1,535,000        40,000   X
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                                  393,165,603
-----------------------------------------------------------------------------------------------------------------------------------


-------------------------     ---------------------------------------

        Item 1:                                  Item 8:
                                           Voting Authority
     Name of Issuer                             Shares
                              ---------------------------------------
                                  (a) Sole        (b)        (c)
                                                 Shared      None
--------------------------------------------------------------------
Mead Corporation                   488,575
-----------------------------------------------------------------
Mellon Bank                          7,200
-----------------------------------------------------------------
Merck & Co., Inc.                  315,379
-----------------------------------------------------------------
Micron Technology                  355,025
-----------------------------------------------------------------
Mobil Corporation                  296,505
-----------------------------------------------------------------
Morgan Stanley Dean Witte          127,902
-----------------------------------------------------------------
Newell Rubbermaid new              112,675
-----------------------------------------------------------------
Noble Affiliates                    63,864
-----------------------------------------------------------------
Nortel Networks Corp.              708,510
-----------------------------------------------------------------
North Fork Bancorp                 574,690
-----------------------------------------------------------------
Office Depot                       995,265
-----------------------------------------------------------------
Ohio Casualty                       27,000
-----------------------------------------------------------------
Ohio Casualty                                     332,400
-----------------------------------------------------------------
Online Resources & Comm             71,284
-----------------------------------------------------------------
Oracle Systems Corp.                58,442
-----------------------------------------------------------------
PepsiCo, Inc.                      715,648
-----------------------------------------------------------------
Pfizer Inc.                         78,180
-----------------------------------------------------------------
Procter & Gamble                    89,358
-----------------------------------------------------------------
Procter & Gamble                                1,186,834
-----------------------------------------------------------------
Reliastar Finl                     517,825
-----------------------------------------------------------------
SBC Communications                 444,122
-----------------------------------------------------------------
SLM Holding Corp.                  429,188
-----------------------------------------------------------------
St. Paul Bancorp                    12,880
-----------------------------------------------------------------
Schlumberger Ltd.                  209,318
-----------------------------------------------------------------
Scripps E W Co. Ohio                 9,450
-----------------------------------------------------------------
Smithkline Beecham PLC               4,550
-----------------------------------------------------------------
Skytel Comm., Inc.                  40,000
-----------------------------------------------------------------
COLUMN TOTALS:
-----------------------------------------------------------------

          PAGE 5 OF 5     FORM 13F      NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.
                                                                                                              (SEC Use Only)


----------------------------------------------------------------------------------------------------------------------------
                                                                 Item 4:          Item 5:          Item 6:
        Item 1:                Item 2:           Item 3:           Fair          Shares or    Investment Discretion
                                                                                           ---------------------------   Item 7:
     Name of Issuer            Title of           CUSIP           Market         Principal  (a)  (b) Shared    (c)       Managers

                                Class            Number           Value           Amount   sole  as Defined   Shared  See Instr. V.
                                                                                                 in Instr. V.  Other
-----------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                    com            855030102         3,202,882       146,837   X
-----------------------------------------------------------------------------------------------------------------------------------
Stewart Enterprises              Cl A           860370105         1,462,123       241,175   X
-----------------------------------------------------------------------------------------------------------------------------------
Stifel Financial                 com            860630102         9,114,570     1,019,812            X                     1
-----------------------------------------------------------------------------------------------------------------------------------
Sun MicroSystems                 com            866810104        27,567,990       296,430   X
-----------------------------------------------------------------------------------------------------------------------------------
Sun MicroSystems                 com            866810104        13,190,004       141,828            X                     1
-----------------------------------------------------------------------------------------------------------------------------------
Sysco                            com            871829107        15,739,556       448,900   X
-----------------------------------------------------------------------------------------------------------------------------------
Telefonica de Espana        sponsored adr       879382208         1,915,872        39,915   X
-----------------------------------------------------------------------------------------------------------------------------------
Tenneco Inc New                  com            88037E101         5,283,600       310,800   X
-----------------------------------------------------------------------------------------------------------------------------------
Thomas & Betts                   com            884315102        11,876,625       232,875   X
-----------------------------------------------------------------------------------------------------------------------------------
3Com Corp.                       com            885535104           273,125         9,500   X
-----------------------------------------------------------------------------------------------------------------------------------
Tosco Corp. new                  com            891490302        15,848,162       627,650   X
-----------------------------------------------------------------------------------------------------------------------------------
Trinity Industries Inc.          com            896522109         3,592,306       116,350   X
-----------------------------------------------------------------------------------------------------------------------------------
UnionBancorp, Inc.               com            908908106           782,106        43,300   X
-----------------------------------------------------------------------------------------------------------------------------------
U S Freightways                  com            916906100           322,150         6,800   X
-----------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores                  com            931142103         6,082,863       127,892   X
-----------------------------------------------------------------------------------------------------------------------------------
Warner Lambert                   com            934488107           571,157         8,605   X
-----------------------------------------------------------------------------------------------------------------------------------
Williams Companies Del           com            969457100        17,538,706       466,145   X
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin Central Trans          com            976592105         5,191,327       379,275   X
-----------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                     com            983919101        18,158,709       277,100   X
-----------------------------------------------------------------------------------------------------------------------------------
Xerox                            com            984121103        20,069,191       478,550   X
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                                  177,783,024
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
GRAND TOTAL:                                                  1,795,055,833    50,124,141
                                                            ================

-------------------------       ---------------------------------------

        Item 1:                                    Item 8:
                                             Voting Authority
     Name of Issuer                               Shares
                                ---------------------------------------
                                    (a) Sole        (b)        (c)
                                                   Shared      None
----------------------------------------------------------------------
Staples, Inc.                        146,837
-------------------------------------------------------------------
Stewart Enterprises                  241,175
-------------------------------------------------------------------
Stifel Financial                                  1,019,812
-------------------------------------------------------------------
Sun MicroSystems                     296,430
-------------------------------------------------------------------
Sun MicroSystems                                    141,828
-------------------------------------------------------------------
Sysco                                448,900
-------------------------------------------------------------------
Telefonica de Espana                  39,915
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Tenneco Inc New                      310,800
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Thomas & Betts                       232,875
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3Com Corp.                             9,500
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Tosco Corp. new                      627,650
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Trinity Industries Inc.              116,350
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UnionBancorp, Inc.                    43,300
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U S Freightways                        6,800
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Wal-Mart Stores                      127,892
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Warner Lambert                         8,605
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Williams Companies Del               466,145
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Wisconsin Central Trans              379,275
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Xilinx, Inc.                         277,100
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Xerox                                478,550
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COLUMN TOTALS:
-------------------------------------------------------------------

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GRAND TOTAL:                      28,993,191     21,130,950
                            -----------------